INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14)  INTANGIBLE ASSETS

a)  Accounting policy

Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.

After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.

The useful lives of intangible assets are considered finite or indefinite.

●	Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.

●	Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.

b)  Critical estimates and judgments

The accounting treatment of the investment in intangible assets includes making estimates to determine the useful life for amortization purposes, particularly for assets acquired in business combinations.

The determination of the useful lives requires estimates in relation to the expected technological evolution and the alternative use of the assets. Hypotheses related to the technological aspect and its future development imply a significant degree of analysis, since the timing and nature of future technological changes are difficult to predict.

Information on the recoverability of fixed assets is presented in note 15.a).

c)  Breakdown and changes

A brief description of the key intangible asset items with finite useful lives, is as follows:

●	Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
●	Customer portfolio and trademarks: This includes intangible assets acquired through business combination.
●	Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations.

	Indefinite
	useful life	Finite useful life
						Other	Software
			Customer			intangible	under
	Goodwill	Software	portfolio	Trademarks	Licenses	assets	development	Total

Balances and changes:
Balance on 12.31.19	23,059,172	3,693,255	928,833	905,205	12,091,821	45,730	550,936	41,274,952
Additions(1)	—	526,112	—	—	184,300	—	1,174,282	1,884,694
Write-offs, net (2)	(32,743)	(12,450)	—	—	—	—	—	(45,193)
Net transfers	—	1,211,314	—	—	—	—	(1,023,138)	188,176
Capital contribution to CyberCo Brasil	—	(2,770)	—	—	—	—	—	(2,770)
Amortization (Note 26)	—	(1,420,757)	(295,267)	(84,205)	(914,411)	(3,102)	—	(2,717,742)
Balance on 12.31.20	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117
Additions (1)	—	724,599	—	—	4,496,263	—	1,275,320	6,496,182
Write-offs, net (2)	(158,161)	(16,884)	—	—	—	—	—	(175,045)
Net transfers	—	1,695,398	—	—	—	—	(1,564,723)	130,675
Goods intended for sale (3)	—	(2,010)	—	—	—	—	—	(2,010)
Amortization (Note 26)	—	(1,624,532)	(264,328)	(84,206)	(951,442)	(3,104)	—	(2,927,612)
Balance on 12.31.21	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307

Balance on 12.31.20
Cost	23,026,429	20,056,642	4,513,278	1,658,897	20,428,520	269,640	702,080	70,655,486
Accumulated amortization	—	(16,061,938)	(3,879,712)	(837,897)	(9,066,810)	(227,012)	—	(30,073,369)
Total	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117

Balance on 12.31.21
Cost	22,868,268	22,451,551	4,513,278	1,658,897	24,924,783	269,639	412,677	77,099,093
Accumulated amortization	—	(17,680,276)	(4,144,040)	(922,103)	(10,018,252)	(230,115)	—	(32,994,786)
Total	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307
(1)	Licenses issued in 2021 and 2020 refer to 5G licences and extensions of authorizations for the right to use radio frequencies for SMP exploration in the Federal District and in the State of Rio de Janeiro, granted by ANATEL (note 1.b).
(2)	Proportional write-offs of goodwill refer to the sale of investments by CyberCo Brasil in 2020 and by FiBrasil, CloudCo Brasil and IoTCo Brasil in 2021 (note 1.c).
(3)	Refers to the balance of assets that were used in the composition of the Company’s equity interest in FiBrasil (note 1.c)

d)  Amortization rates

The table below shows the annual amortization rates for the years ended December 31, 2021 and 2020.

Description
Softwares	20.00%
Customer portfolio	12.50%
Trademarks	7.70%
Licenses	3,60% to 6,67%
Other intangible assets	20.00%